Investing Activities	12 Months Ended
Dec. 31, 2010
Investing Activities [Abstract]
Investing activities
Note 3. Investing Activities
Investing Income

	Years Ended December 31,
	2010	2009	2008
	(Millions)
Equity earnings*	$163	$136	$137
Income (loss) from investments*	43	(75)	1
Impairment of cost-based investments	—	(22)	(4)
Interest income and other	3	7	55

Total investing income	$209	$46	$189

*	Items also included in segment profit (loss). (See Note 18.)
     Income (loss) from investments in 2009 reflects a $75 million impairment charge related to an other-than-temporary loss in value associated with our Venezuelan investment in Accroven SRL (Accroven). Accroven owns and operates gas processing facilities and a NGL fractionation plant for the exclusive benefit of Petróleos de Venezuela S.A. (PDVSA). The deteriorating circumstances in the first quarter of 2009 for our Venezuelan operations caused us to review our investment in Accroven. We utilized a probability-weighted discounted cash flow analysis, which included an after-tax discount rate of 20 percent to reflect the risk associated with operating in Venezuela. Accroven was not part of the operations that were expropriated by the Venezuelan government in May 2009.
     In June 2010, we sold our 50 percent interest in Accroven to the state-owned oil company, PDVSA for $107 million. Of this amount, $13 million was received in cash at closing and another $30 million was received in August 2010. The remainder is due in six quarterly payments beginning October 31, 2010. The first quarterly payment of $11 million was received in January 2011 and will be recognized as income in 2011. We will continue to recognize the resulting gain as cash is received. Accroven was not part of our operations that were expropriated by the Venezuelan government in May 2009.
     Impairment of cost-based investments in 2009 includes an $11 million impairment related to our 4 percent interest in a Venezuelan corporation that owns and operates oil and gas activities. This investment resulted from our previous 10 percent direct working interest in a concession that was converted to a reduced interest in a mixed company at the direction of the Venezuelan government in 2006. Considering our evaluation of the deteriorating financial condition of this corporation, we recorded an other-than-temporary decline in value of our remaining investment balance.
     The unfavorable change in interest income and other in 2009 is primarily due to lower average interest rates which continued in 2010.
Investments

	December 31,
	2010	2009
	(Millions)
Equity method:
Overland Pass Pipeline Company LLC — 50%	$429	$—
Gulfstream — 50%(1)	378	383
Discovery Producer Services LLC — 60%(2)	181	189
Laurel Mountain Midstream, LLC — 51%(2)	170	133
Petrolera Entre Lomas S.A. — 40.8%	81	81
Other	103	98

	1,342	884
Cost method	2	2

	$1,344	$886

(1)	As of December 31, 2010, 24.5 percent interest is held within Williams Partners, with the remaining 25.5 percent held within Other.

(2)	We account for these investments under the equity method due to the significant participatory rights of our partners such that we do not control the investments.
     Differences between the carrying value of our equity investments and the underlying equity in the net assets of the investees are primarily related to impairments we previously recognized. These differences are amortized over the expected remaining life of the investees’ underlying assets.
     In September 2010, we purchased an additional 49 percent ownership interest in Overland Pass Pipeline Company LLC (OPPL) for $424 million. In addition, we invested $43 million and $133 million in Laurel Mountain Midstream, LLC in 2010 and 2009, respectively.
     Dividends and distributions, including those presented below, received from companies accounted for by the equity method were $193 million, $291 million, and $167 million in 2010, 2009, and 2008, respectively. These transactions reduced the carrying value of our investments. These dividends and distributions primarily included:

	Years Ended December 31,
	2010	2009	2008
	(Millions)
Gulfstream	$81	$223	$58
Discovery Producer Services LLC	44	32	56
Aux Sable Liquid Products LP	28	15	28
     In 2009, we received a $148 million distribution from Gulfstream following its debt offering.
Summarized Financial Position and Results of Operations of Equity Method Investments (Unaudited)

	December 31,
	2010	2009
	(Millions)
Current assets	$321	$383
Noncurrent assets	4,421	3,723
Current liabilities	229	266
Noncurrent liabilities	1,409	1,511

	Years Ended December 31,
	2010	2009	2008
	(Millions)
Gross revenue	$1,362	$1,115	$1,246
Operating income	699	516	521
Net income	508	396	405